UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON PARTNERS

EQUITY INCOME BUILDER FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 67.7%
CONSUMER DISCRETIONARY - 0.8%
Specialty Retail - 0.8%
10,000	Home Depot Inc.	$259,400

CONSUMER STAPLES - 13.7%
Food & Staples Retailing - 2.8%
18,500	Wal-Mart Stores Inc.	922,780

Food Products - 6.0%
25,000	H.J. Heinz Co.	961,500
37,000	Kraft Foods Inc., Class A Shares	1,048,580

	Total Food Products	2,010,080

Household Products - 4.9%
18,000	Kimberly-Clark Corp.	1,052,100
10,500	Procter & Gamble Co.	582,855

	Total Household Products	1,634,955

	TOTAL CONSUMER STAPLES	4,567,815

ENERGY - 8.1%
Energy Equipment & Services - 1.5%
5,500	Diamond Offshore Drilling Inc.	494,285

Oil, Gas & Consumable Fuels - 6.6%
16,000	BP PLC, ADR	800,640
1,800	BP Prudhoe Bay Royalty Trust	122,616
9,000	San Juan Basin Royalty Trust	120,060
25,000	Spectra Energy Corp.	459,000
12,500	Total SA, ADR	695,625

	Total Oil, Gas & Consumable Fuels	2,197,941

	TOTAL ENERGY	2,692,226

FINANCIALS - 9.9%
Insurance - 3.5%
240	Chubb Corp.	11,083
27,000	Travelers Cos. Inc.	1,162,890

	Total Insurance	1,173,973

Real Estate Investment Trusts (REITs) - 5.0%
53,000	Annaly Capital Management Inc.	893,050
1,400	AvalonBay Communities Inc.	81,480
190,000	Chimera Investment Corp.	680,200

	Total Real Estate Investment Trusts (REITs)	1,654,730

Thrifts & Mortgage Finance - 1.4%
30,000	People’s United Financial Inc.	487,500

	TOTAL FINANCIALS	3,316,203

HEALTH CARE - 7.8%
Pharmaceuticals - 7.8%
6,430	Abbott Laboratories	289,286
30,000	Bristol-Myers Squibb Co.	652,200
6,500	GlaxoSmithKline PLC, ADR	248,885
16,000	Johnson & Johnson	974,240
8,000	Novartis AG, ADR	364,960
4,000	Pfizer Inc.	63,720

	TOTAL HEALTH CARE	2,593,291

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.8%
7,500	Honeywell International Inc.	260,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
INDUSTRIALS - 8.0% (continued)
Air Freight & Logistics - 0.9%
6,000	United Parcel Service Inc., Class B Shares	$322,380

Commercial Services & Supplies - 3.3%
39,000	Waste Management Inc.	1,096,290

Electrical Equipment - 1.1%
10,000	Emerson Electric Co.	363,800

Industrial Conglomerates - 1.9%
4,500	3M Co.	317,340
8,600	General Electric Co.	115,240
3,500	United Technologies Corp.	190,645

	Total Industrial Conglomerates	623,225

	TOTAL INDUSTRIALS	2,665,945

INFORMATION TECHNOLOGY - 5.1%
IT Services - 1.9%
17,000	Automatic Data Processing Inc.	633,250

Semiconductors & Semiconductor Equipment - 2.5%
8,500	Linear Technology Corp.	228,395
22,510	Microchip Technology Inc.	606,194

	Total Semiconductors & Semiconductor Equipment	834,589

Software - 0.7%
10,000	Microsoft Corp.	235,200

	TOTAL INFORMATION TECHNOLOGY	1,703,039

MATERIALS - 2.4%
Chemicals - 2.4%
15,000	E.I. du Pont de Nemours & Co.	463,950
6,500	PPG Industries Inc.	357,500

	TOTAL MATERIALS	821,450

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
19,500	AT&T Inc.	511,485
16,000	Verizon Communications Inc.	513,120
54,000	Windstream Corp.	473,580

	TOTAL TELECOMMUNICATION SERVICES	1,498,185

UTILITIES - 7.4%
Electric Utilities -5.9%
10,000	American Electric Power Co. Inc.	309,600
28,000	Duke Energy Corp.	433,440
9,000	Exelon Corp.	457,740
5,200	FPL Group Inc.	294,684
12,000	Progress Energy Inc.	473,280

	Total Electric Utilities	1,968,744

Multi-Utilities - 1.5%
41,000	CenterPoint Energy Inc.	494,050

	TOTAL UTILITIES	2,462,794

	TOTAL COMMON STOCKS (Cost - $21,376,534)	22,580,348

CONVERTIBLE PREFERRED STOCKS - 4.4%
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
600	El Paso Corp., 4.990%	526,650

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 4.4% (continued)
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
2,500	Avery Dennison Corp., 7.875%	$76,475

MATERIALS - 1.8%
Chemicals - 0.6%
6,000	Celanese Corp., 4.250%	198,000

Metals & Mining - 1.2%
300	Freeport-McMoRan Copper & Gold Inc., 5.500%	395,700

	TOTAL MATERIALS	593,700

UTILITIES - 0.8%
Electric Utilities - 0.8%
5,500	FPL Group Inc., 8.375%	283,938

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,053,386)	1,480,763

PREFERRED STOCKS - 4.8%
CONSUMER DISCRETIONARY - 2.1%
Media - 2.1%
13,000	CBS Corp., 7.250%	257,400
18,000	Comcast Corp., Series B, 7.000%	434,520

	TOTAL CONSUMER DISCRETIONARY	691,920

FINANCIALS - 2.7%
Insurance - 2.7%
39,690	MetLife Inc., Series B, 6.500%	908,901

	TOTAL PREFERRED STOCKS (Cost - $1,330,526)	1,600,821

FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 3.4%
INFORMATION TECHNOLOGY - 3.4%
Computers & Peripherals - 0.2%
$50,000	EMC Corp., 1.750% due 12/1/11	56,625

Internet Software & Services - 2.3%
1,000,000	VeriSign Inc., 3.250% due 8/15/37	765,000

Software - 0.9%
300,000	Sybase Inc., Senior Notes, 3.500% due 8/15/29 (a)	313,500

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,048,983)	1,135,125

CORPORATE BONDS & NOTES - 6.8%
FINANCIALS - 5.7%
Diversified Financial Services - 2.9%
1,000,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (b)(c)	953,378

Insurance - 2.8%
1,100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	937,039

	TOTAL FINANCIALS	1,890,417

UTILITIES - 1.1%
Electric Utilities - 1.1%
400,000	FPL Group Capital Inc., 7.300% due 9/1/67 (b)	360,528

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,813,405)	2,250,945

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $26,622,834)	29,048,002

SHORT-TERM INVESTMENT - 13.2%
Repurchase Agreement - 13.2%
$4,397,000	State Street Bank & Trust Co., dated 7/31/09, 0.010% due 8/3/09; Proceeds due at maturity - $4,397,004; (Fully collateralized by U.S. Treasury Notes, 3.375% due 6/30/13; Market value - $4,487,040) (Cost - $4,397,000)	$4,397,000

	TOTAL INVESTMENTS - 100.3% (Cost - $31,019,834#)	33,445,002
	Liabilities in Excess of Other Assets - (0.3%)	(101,861)

	TOTAL NET ASSETS - 100.0%	$33,343,141

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(c)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Income Builder Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments
Common Stocks
Consumer Discretionary	$259,400	—	—	$259,400
Consumer Staples	4,567,815	—	—	4,567,815
Energy	2,692,226	—	—	2,692,226
Financials	3,316,203	—	—	3,316,203
Health Care	2,593,291	—	—	2,593,291
Industrials	2,665,945	—	—	2,665,945
Information Technology	1,703,039	—	—	1,703,039
Materials	821,450	—	—	821,450
Telecommunication Services	1,498,185	—	—	1,498,185
Utilities	2,462,794	—	—	2,462,794
Convertible Preferred Stocks
Energy	—	$526,650	—	526,650
Industrials	76,475	—	—	76,475
Materials	198,000	395,700	—	593,700
Utilities	—	283,938	—	283,938
Preferred Stocks
Consumer Discretionary	691,920	—	—	691,920
Financials	908,901	—	—	908,901
Convertible Bonds & Notes	—	1,135,125	—	1,135,125
Corporate Bonds & Notes	—	2,250,945	—	2,250,945

Total long-term investments	$24,455,644	$4,592,358	—	$29,048,002

Short-Term Investment	—	4,397,000	—	4,397,000

Total investments	$24,455,644	$8,989,358	—	$33,445,002

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,917,309
Gross unrealized depreciation	(492,141)

Net unrealized appreciation	$2,425,168

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 28, 2009